UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ellington Management Group, LLC
Address: 53 Forest Avenue
         Old Greenwich, CT  06870

13F File Number:  28-11539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rice
Title:     Chief Compliance Officer
Phone:     203-698-1200

Signature, Place, and Date of Signing:

      /s/  David Rice     Greenwich, CT     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $960 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPUCREDIT CORP               COM              20478N100      745   134700 SH       SOLE                   134700        0        0
CONOCOPHILLIPS                 COM              20825C104        0   250000 SH  CALL SOLE                   250000        0        0
ISHARES INC                    MSCI JAPAN       464286848       26  1040800 SH  CALL SOLE                  1040800        0        0
MICROSOFT CORP                 COM              594918104        0  2000000 SH  CALL SOLE                  2000000        0        0
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      189  1614800 SH  PUT  SOLE                  1614800        0        0